ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
ACQUISITIONS

3.                                      ACQUISITIONS

(1)                                 Acquisition of The World Browser business

On September 30, 2009, the Group acquired the internet business of The World Browser from Beijing Shengjing Wanwei Technology Co., Ltd. (“Wanwei”). The acquisition provided synergies with the existing business.

The consideration of the acquisition included cash of $2,194 paid to a designated company owner by the shareholders of Wanwei and 2,125,176 ordinary shares, which was valued at $1.498 per share by the management with the assistance of an independent valuation firm, to Wanwei’s 45% owner, Global Village, who is one of the Company’s shareholders. In addition, the Company issued 1,290,353 nonvested shares to Wanwei’s 55% owner and other key employees. Since the issued nonvested shares are linked to continuing employment and the Company has repurchase rights for the nonvested shares if the key employee ceases his employment with the Group at any time before the third anniversary of the employment commencement date at minimal consideration, the nonvested shares are accounted for as compensation expenses.

Total purchase price was $5,340, consisting of:

Present value of cash consideration	$2,157
Fair value of ordinary shares issued	3,183
Total	$5,340

There were $314 and $1,880 cash consideration paid during 2009 and 2010. The difference between the cash consideration $2,194 and its present value $2,157 as of acquisition date is recorded as interest expense over the payment term using effective interest rate method. During the year ended December 31, 2009 and 2010, the Group recorded $37 and nil interest expense, respectively.

The acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition as follows:

US$
Cash	$164
Other current assets	197
Property and equipment	20
Intangible assets
Trademark	750
Technology	1,924
Goodwill	2,645
Deferred tax liabilities	(360)
Total	$5,340

The tangible and intangible assets valuation for the acquisition described above was based on a valuation analysis prepared by the management with the assistance of an independent valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approaches. The Group has incorporated certain assumptions which include projected cash flows and replacement costs.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The following pro forma information summarizes the effect of the acquisition, as if the acquisition of The World Browser had occurred as of January 1, 2009. This pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisition on January 1, 2009, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

Year ended December 31,
2009
(Unaudited)
Pro forma revenue	$33,061
Pro forma net income	$4,123
Pro forma earnings per ordinary share—basic	$0.03
Pro forma earnings per ordinary share—diluted	$0.03

(2)                                 Acquisition of mobile security service business

On October 29, 2009, the Group acquired mobile security service business from an internet service company, acquiree D, for a cash consideration of $879. The acquisition allowed the Group to extend its brand to the mobile security market and provide synergies with the existing business. There were $732 and $147 of the cash consideration paid in 2009 and 2010.

In addition, the Company issued 775,127 nonvested shares, which was valued at $1.525 per share by the management with the assistance of an independent valuation firm, to shareholders of acquiree D, who became the Group’s key employees. Since the issued nonvested shares are linked to continuing employment and the Company has repurchase rights for the nonvested shares if the key employee ceases his employment with the Group at any time before the third anniversary of the employment commencement date at minimal consideration, the nonvested shares are accounted for as compensation expenses.

The acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The total purchase price of $879, was allocated as follows:

US$
Cash	$3
Other current assets	2
Property and equipment	11
Intangible assets
Trademark	180
Technology	150
Non-compete agreement	4
Goodwill	570
Deferred tax liabilities	(41)
Total	$879

The tangible and intangible assets valuation for the acquisition described above was based on a valuation analysis prepared by the management with the assistance of an independent valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Group has incorporated certain assumptions which include projected cash flows and replacement costs.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The following pro forma information summarizes the effect of the acquisition, as if the acquisition of acquiree D had occurred as of January 1, 2009. This pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisition on January 1, 2009, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

Year ended December 31,
2009
(Unaudited)
Pro forma revenue	$32,462
Pro forma net income	$4,227
Pro forma earnings per ordinary share—basic	$0.03
Pro forma earnings per ordinary share—diluted	$0.03

(3)                                 Acquisition of security service business

On December 10, 2009, the Group acquired computer security service business of an internet service company, acquiree E, for a cash consideration of $1,457. The acquisition allowed the Group to enhance the product function to hardware optimization and provide synergies with the existing business. There were $865 and $592 of the cash consideration paid in 2009 and 2010.

In addition, the Company issued 732,064 nonvested shares, which was valued at $1.597 per share by the management with the assistance of an independent valuation firm, to shareholders of acquiree E who became the Group’s key employees. Since the issued nonvested shares are linked to continuing employment and the Company has repurchase rights for the nonvested shares if the key employee ceases his employment with the Group at any time before the third anniversary of the employment commencement date at minimal consideration, the nonvested shares are accounted for as compensation expenses.

The acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The total purchase price of $1,457, was allocated as follows:

US$
Cash	$4
Other current assets	40
Property and equipment	9
Intangible assets
Trademark	245
Technology	669
Non-compete agreement	44
Goodwill	573
Deferred tax liabilities	(127)
Total	$1,457

The tangible and intangible assets valuation for the acquisition described above was based on a valuation analysis prepared by the management with the assistance of an independent third party valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approaches. The Group has incorporated certain assumptions which include projected cash flows and replacement costs.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The following pro forma information summarizes the effect of the acquisition, as if the acquisition of acquiree E had occurred as of January 1, 2009. This pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisition on January 1, 2009, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

Year ended December 31,
2009
(Unaudited)
Pro forma revenue	$32,795
Pro forma net income	$4,199
Pro forma earnings per ordinary share—basic	$0.03
Pro forma earnings per ordinary share—diluted	$0.03

(4)         Acquisition of internet service business

On August 26, 2010, the Group made an investment of $772, representing 35% ownership, to form a new internet service company, Investee J, with an independent third party. The investment was accounted for as equity method investment since the Group has significant influence over the new company. On June 1, 2011, the Group acquired the remaining 65% equity interest from the third-party shareholders for a cash consideration of $618. The acquisition provided synergies with the existing business. At the acquisition date, the fair value of the 35% equity investment was valued at $1,056 by the management with the assistance of an independent valuation firm. The difference of $342 between the fair value of the 35% equity interest and its book value was recorded as loss from equity method investments. The $618 cash consideration was paid during 2011.

The acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The total purchase price of $618 was allocated as follows:

US$

Cash	$615
Other current assets	13
Property and equipment	28
Intangible assets
Domain name	408
Technology	293
Goodwill	338
Other current liabilities	(21)
Fair value of 35% equity interests owned by the Group	(1,056)
Total	$618

On June 24, 2011, the Group acquired an anti-virus business from the third-party shareholders for a cash consideration of $491, which was paid during 2011. The acquisition provided synergies with the existing business.

The acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The total purchase price of $491 was allocated as follows:

US$

Intangible assets
Technology	$304
Non-compete agreement	67
Goodwill	120
Total	$491

The tangible and intangible assets valuation for the acquisitions described above were based on valuation analysis prepared by the management with the assistance of an independent third party valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approaches. The Group has incorporated certain assumptions which include projected cash flows and replacement costs.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The following pro forma information summarizes the effect of the two acquisitions described above, as if these acquisitions had occurred as of January 1, 2010. This pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on January 1, 2010, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

	Year ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Pro forma revenue	$57,838	$167,953
Pro forma net income	$8,400	$14,394
Pro forma earnings per ordinary share-basic	$0.05	$0.10
Pro forma earnings per ordinary share-diluted	$0.05	$0.08

Since the acquired businesses have been fully integrated into the Group’s current business after the acquisitions, it is impracticable to disclose separately their standalone revenue and earnings after the acquisition.